Costs and expenses by nature - Cost of goods sold and services (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Costs and expenses by nature
Personnel	$ 2,278	$ 2,295	$ 2,087
Materials and services	3,957	3,814	3,108
Fuel oil and gas	1,538	1,313	1,233
Maintenance	2,807	3,096	2,747
Energy	906	963	694
Acquisition of products	513	543	511
Depreciation and depletion	3,207	3,484	3,267
Freight	4,306	3,346	2,509
Others	2,597	2,185	1,494
Total	22,109	21,039	17,650
Cost of goods sold	21,526	20,426	17,148
Cost of services rendered	583	613	502
Total	$ 22,109	$ 21,039	$ 17,650